Consolidated Statements of Operations and Deficit - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (Note 23)	$ 209,100
Operating expenses
Selling, marketing and administration (Note 20)	9,055,528	8,137,998	6,697,387
Research and development (Note 20)	8,165,128	6,634,317	2,083,815
Operating expenses	17,220,656	14,772,315	8,781,202
Operating loss before the following	(17,011,556)	(14,772,315)	(8,781,202)
Impairment of long lived assets (Note 22)			(1,764,459)
Interest expense (Notes 8 and 10)	(364,619)	(937,903)	(819,911)
Amortization of debt issuance costs (Note 10)			(372,340)
Other income, including interest	75,084	41,148	10,540
Forgiveness of Covid-19 government support loans (Note 25)	186,747
Gain on contribution of intellectual property to joint venture (Note 5)	2,587,500
Share of loss in joint venture (Note 5)	(1,142,249)
Credit loss on receivable from sale of discontinued operation (Note 3 and 21)		(2,500,000)
Net loss from continuing operations, before taxes	(15,669,093)	(18,169,070)	(11,727,372)
Income tax recovery (Note 24)			292,740
Net loss from continuing operations	(15,669,093)	(18,169,070)	(11,434,632)
Income (loss) from discontinued operations, net of taxes (Notes 21 and 24)			5,481,757
Net loss	(15,669,093)	(18,169,070)	(5,952,875)
Deficit, beginning of year	(157,317,877)	(139,148,807)	(133,195,932)
Net loss	(15,669,093)	(18,169,070)	(5,952,875)
Deficit, end of year	$ (172,986,970)	$ (157,317,877)	$ (139,148,807)
Basic and diluted loss per share, continuing operations (Note 14)	$ (0.45)	$ (0.62)	$ (0.40)
Basic and diluted income (loss) per share, discontinued operations (Note 14)			0.19
Basic and diluted net loss per share (Note 14)	$ (0.45)	$ (0.62)	$ (0.21)